Note 7 - Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
U.S.
Current	$ 2,022	$ 3,032	$ 719
Deferred	1,549	2,882	5,432
Foreign
Current	341	476	291
Withholding	3,089	3,103	3,830
Deferred	14	4	108
Total provision	$ 7,015	$ 9,497	$ 10,380